Trade receivables, Summary (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade receivables [Abstract]
Total trade receivables		$ 400,152	$ 401,053
Contract assets		281,676	414,912
Allowance for doubtful accounts		(141,242)	(119,124)	$ (28,612)
Trade receivables, net		540,586	696,841
Accounts receivable recovered		756,300
Maximum [Member]
Trade receivables [Abstract]
Maximum funding available under ONIX program		250,000,000
Maritime [Member] | Offshore Vessels [Member]
Trade receivables [Abstract]
Total trade receivables		378,606	268,457
Maritime [Member] | Parcel Tankers [Member]
Trade receivables [Abstract]
Total trade receivables		2,515	59,178
Maritime [Member] | Shipping Agencies [Member]
Trade receivables [Abstract]
Total trade receivables		951	1,615
Maritime Infrastructure [Member]
Trade receivables [Abstract]
Total trade receivables		8,674	16,771
Ports, Terminals and Logistics [Member] | Port Services [Member]
Trade receivables [Abstract]
Total trade receivables		706	127
Ports, Terminals and Logistics [Member] | Repair of Containers [Member]
Trade receivables [Abstract]
Total trade receivables		4,680	8,581
Ports, Terminals and Logistics [Member] | Automotive Services [Member]
Trade receivables [Abstract]
Total trade receivables		2,321	2,798
Warehousing and Other Businesses [Member] | Warehousing [Member]
Trade receivables [Abstract]
Total trade receivables	[1]	0	41,827
Warehousing and Other Businesses [Member] | Other Businesses [Member]
Trade receivables [Abstract]
Total trade receivables		$ 1,699	$ 1,699

[1]	Correspond to the loss of control of subsidiaries of the warehousing business during 2025, see Note 1.